Summary of Property Equipment and Software (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	$ 7,670	$ 6,814	$ 3,895
Less: accumulated depreciation	(3,883)	(2,930)	(1,710)
Property, equipment and software, net	3,787	3,884	2,185
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	3,858	3,517	1,795
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	3,441	2,932	1,939
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software at cost	$ 371	$ 365	$ 161